COMMERCIAL PROPERTY REVENUE - Maturity Analysis of Operating Lease Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 14,831	$ 18,161
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	2,184	2,857
1-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	6,619	8,496
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 6,028	$ 6,808
Bottom of range
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term	1 year
Top of range
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term	15 years